CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of cash, cash equivalents, and restricted cash:
Cash	$ 31,122	$ 25,594
Short-term deposits	1,400
Restricted cash (included within prepaid expenses and other current assets)	7	2,228
Money market funds	17,818	10,944
Total cash, cash equivalents and restricted cash	50,347	38,766	$ 43,114	$ 30,889
Short-term deposits	48,000	78,000
Short-term deposits	48,000	78,000
Marketable securities	70,711	51,615
Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$ 169,058	$ 168,381